Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 1,555,589.1	$ 55,398.5	$ 1,352,377.4	$ 1,072,050.3
Asset used by the Company [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	1,554,585.9		1,352,313.9
Asset subject to operating lease [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 1,003.2		$ 63.5